As filed with the Securities and Exchange Commission on August 27, 2015

Registration Nos.

333-153085

811-09389

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 107	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

PACIFIC LIFE & ANNUITY COMPANY

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-7286

(Depository’s Telephone Number, including Area Code)

Charlene Grant

Vice President

Pacific Life & Annuity Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☑	on August 27, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be .

Title of securities being registered: interests in the Separate Account under Pacific Select Exec V-NY Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Prospectus

(Included in Registrant’s Form N-6, File No. 333-153085 Accession No. 0001193125-15-134899 filed on April 17, 2015, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-6, File No. 333-153085 Accession No. 0001193125-15-134899 filed on April 17, 2015, and incorporated by reference herein.)

Supplement dated August 27, 2015 to the Prospectus dated May 1, 2015 for policies issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Policy Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Policy Owner.

This supplement must be preceded or accompanied by the Policy Prospectus, as supplemented.

Plan of Substitution and Transfer of the Pacific Select Fund American Funds® Growth, American Funds Growth-Income, and American Funds Asset Allocation Portfolios

The Pacific Select Fund (“PSF”) Board of Trustees approved a plan of liquidation of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, and the American Funds Asset Allocation Portfolio (the “PSF Portfolios”) and the submission of a plan of substitution (“Plan of Substitution”) by Pacific Life Insurance Company for vote by affected Policy Owners. The Plan of Substitution, if approved, will allow the substitution of the PSF Portfolios with American Funds Insurance Series® Funds (the “AFIS Funds”) as follows:

FROM	TO
Pacific Select Fund American Funds Growth Portfolio	American Funds Insurance Series Growth FundSM (Class 4)
Pacific Select Fund American Funds Growth-Income Portfolio	American Funds Insurance Series Growth-Income FundSM (Class 4)
Pacific Select Fund American Funds Asset Allocation Portfolio	American Funds Insurance Series Asset Allocation FundSM (Class 4)

If the Plan of Substitution is approved, we anticipate that the proposed liquidation and substitution will occur on or about October 30, 2015 (the “Substitution Date”). This is not a liquidation or substitution of your Policy.

On the Substitution Date, any Accumulated Value that remains allocated to the PSF Portfolio Variable Accounts after the close of business will be transferred to the Variable Accounts corresponding to the AFIS Funds as described in the table above. Such transfers will be based on the applicable Variable Account unit values, and the relative net asset values of the PSF Portfolios and the AFIS Funds, as of the close of business on the Substitution Date. You will not incur any fees or charges or tax liability because of the substitution and your Accumulated Value immediately before the substitution will be equal to your Accumulated Value immediately after the substitution. The substitution transactions will not be treated as transfers that count toward the number of transfers that may be made in a given calendar year.

After the Substitution Date, the PSF Portfolio Variable Accounts will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates a PSF Portfolio Variable Account will be deemed an instruction for the corresponding AFIS Fund Variable Account. This includes, but is not limited to, instructions for premium payment allocations, withdrawals and transfer instructions (including instructions under any transfer service).

Please work with your life insurance producer to determine if your existing allocation instructions should be changed before or after the Substitution Date. You may submit a transfer request to us by email at VULTransactions@pacificlife.com, by fax at (866) 398-0467, or by telephone at (888) 595-6997 or by using any other means described in the Policy Prospectus. Please see POLICY BASICS – Timing of Payments, Forms and Requests in the Policy Prospectus for details.

Liquidation and Transfer of the Pacific Select Fund Precious Metals Portfolio

The Pacific Select Fund (“PSF”) Board of Trustees approved a plan of liquidation (“the Plan”) of the Precious Metals Portfolio and the submission of the Plan by Pacific Life Insurance Company for vote by affected Policy Owners. The Plan, if approved, will allow the liquidation and transfer of the Precious Metals Portfolio to the Fidelity® VIP Money Market Portfolio (Service Class).

If the Plan is approved, we anticipate that the proposed liquidation and transfer will occur on or about October 30, 2015 (the “Transfer Date”). This is not a liquidation of your Policy.

For thirty (30) calendar days before the Transfer Date, if you have Accumulated Value allocated to the Variable Account investing in the Precious Metals Portfolio, you may make a one-time transfer of all or a portion of such Accumulated Value to any other available Variable Account without the transfer counting toward the 25 transfers permitted each calendar year. All other transfers are subject to limitations as described in your Policy Prospectus. You may submit a transfer request to us by email at VULTransactions@pacificlife.com, by fax at (866) 398-0467, or by telephone at (800) 347-7787 or by using any other means described in the Policy Prospectus. Please see POLICY BASICS – Timing of Payments, Forms and Requests in the Policy Prospectus for details.

On the Transfer Date, any Accumulated Value that remains allocated to the Precious Metals Variable Account after the close of business will be transferred to the Variable Account corresponding to the Fidelity VIP Money Market Portfolio. Such transfers will be based on the applicable Variable Account unit values, and the relative net asset values of the Precious Metals Portfolio and Fidelity VIP Money Market Portfolio, as of the close of business on the Transfer Date. You will not incur any fees or charges or tax liability because of the transfer and your Accumulated Value immediately before the transfer will be equal to your Accumulated Value immediately after the transfer. The liquidation and transfer transactions will not be treated as transfers that count toward the number of transfers that may be made in a given calendar year.

After the Transfer Date, the Precious Metals Portfolio Variable Account will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Precious Metals Portfolio Variable Account will be deemed an instruction for the Fidelity VIP Money Market Portfolio Variable Account. This includes, but is not limited to, instructions for premium payment allocations, withdrawals and transfer instructions (including instructions under any transfer service). During the thirty (30) calendar day period after the Transfer Date (the “free transfer period”), you may make a one-time transfer out of the Fidelity VIP Money Market Portfolio Variable Account without the transfer counting towards the transfer limitations described in your Policy Prospectus.

Please work with your life insurance producer to determine if your existing allocation instructions should be changed before or after the Transfer Date. You may submit a transfer request to us by email at VULTransactions@pacificlife.com, by fax at (866) 398-0467, or by telephone at (888) 595-6997 or by using any other means described in the Policy Prospectus. Please see POLICY BASICS – Timing of Payments, Forms and Requests in the Policy Prospectus for details.

Fidelity Variable Insurance Products Money Market Portfolio change in fundamental concentration policy and portfolio name.

At a special shareholder meeting of the Fidelity VIP Money Market Portfolio, shareholders approved a proposal to modify the portfolio’s fundamental concentration policy to enable the portfolio to operate as a government money market fund. As a result of the change, the portfolio will change its name to Government Money Market Portfolio. These portfolio changes are expected to become effective in the fourth quarter of 2015. When this change occurs, all references to the Fidelity VIP Money Market Portfolio in the Policy Prospectus will be changed to Fidelity VIP Government Money Market Portfolio. See the Fidelity VIP Money Market Portfolio prospectus for additional information at www.PacificLife.com.

On October 30, 2015, the following Investment Options will be available:

AMERICAN FUNDS INSURANCE SERIES	INVESTMENT GOAL	MANAGER
American Funds IS Asset Allocation Fund Class 4	Provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds IS Growth Fund Class 4	Provide you with growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income Fund Class 4	Provide long-term growth of capital and income.	Capital Research and Management CompanySM

For more information on the new fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the applicable fund prospectus. You can obtain an applicable fund prospectus by contacting your financial advisor or online at www.PacificLife.com.

The term Fund under the TERMS USED IN THIS PROSPECTUS section is amended to include the following:

American Funds Insurance Series

The following portfolio has been added as an allowable Investment Option under the Optional Riders and Benefits-Investment Allocation Requirements-the Allowable Investment Options subsection in the POLICY BENEFITS section:

American Funds IS Asset Allocation Fund

The first paragraph of the Variable Investment Options subsection in the YOUR INVESTMENT OPTIONS section is amended to include the following:

American Funds Insurance Series

The Variable Investment Options subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

In addition to the transfer restrictions and limitations outlined in the Policy Prospectus, the Transferring Among Investment Options and Market-timing Restrictions pertaining to the new Fund portfolios referenced above are as follows:

Only 2 transfers into or out of each American Funds IS Asset Allocation Fund, American Funds IS Growth Fund, or American Funds IS Growth-Income Fund Investment Option may occur in any calendar month.

The How Our Accounts Work-Separate Account subsection under the ABOUT PACIFIC LIFE section is amended to include the following:

American Funds Insurance Series

The second paragraph of the Service Arrangements subsection under the ABOUT PACIFIC LIFE section is amended to include the following:

American Fund Insurance Series pays us for each American Fund Insurance Series Funds (Class 4) held by our separate accounts.

Form No. 15-43155-00

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C. OTHER INFORMATION

Item 26. Exhibits

(1)	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PL&A) dated July 1, 1998; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487.

	(b)	Memorandum Establishing Separate Account; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487.

(2)	Inapplicable

(3)	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Filed as part of the Registration Statement on Form N-6 via EDGAR on May 27, 2011, File No. 333-172851, Accession Number 0000950123-11-054590.

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487.

(4)	(a)	Flexible Premium Variable Life Insurance Policy; Filed as part of the Registration Statement on Form N-6 via EDGAR on August 19, 2008, File No. 333-153085, Accession Number 0000892569-08-001161.

	(b)	Overloan Protection II Rider (Form R08OLP NY); Filed as part of the Registration Statement on Form N-6 via EDGAR on August 19, 2008, File No. 333-153085, Accession Number 0000892569-08-001161.

	(c)	Annual Renewable Term Rider — Additional Insured (Form R08RTA); Filed as part of the Registration Statement on Form N-6 via EDGAR on August 19, 2008, File No. 333-153085, Accession Number 0000892569-08-001161.

	(d)	Children’s Term Rider (Form R98-CT NY); Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403.

	(e)	Waiver of Charges (Form R84 WC NY); Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403.

	(f)	Guaranteed Insurability Rider (Form R93-GI NY); Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403.

	(g)	Disability Benefit Rider (Form R84-DB NY); Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403.

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire; Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403.

(6)	(a)	Bylaws of PL&A; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487.

	(b)	Articles of Incorporation of PM Group Life Insurance Company; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487.

	(c)	Amended & Restated Articles of Incorporation for PM Group Life Insurance Company; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487.

(7)	Form of Reinsurance Contract; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487.

(8)	(a)	Form of Participation Agreement between PL&A and Pacific Select Fund; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487.

	(b)	Administrative Agreement Between PL&A and Pacific Life Insurance Company (Pacific Life); Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487.

	(c)	M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company; Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed via EDGAR on January 26, 2004, File No. 333-106721, Accession No. 0001193125-04-008896.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(d)	Participation Agreement between PL&A, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company; Filed as Exhibit 8(f) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 via EDGAR on April 18, 2005, File No. 333-71081, Accession No. 0000892569-05-000248.

	(e)	Addendum to Participation Agreement with Blackrock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Funds, Inc.) and Blackrock Distributors, Inc. (formerly called FAM Distributors, Inc.); Filed as Exhibit 8(h) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

	(f)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III); Filed as Exhibit 8(i) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

	(g)	Participation Agreement with Blackrock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) and Blackrock Distributors, Inc. (formerly called FAM Distributors, Inc.); Filed as Exhibit 8(j) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

(1) First Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-107571, Accession Number 0001193125-13-399482.

(2) Second Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-107571, Accession Number 0001193125-13-399482.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4 File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and incorporated by reference herein.

(4) Fourth Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-107571, Accession Number 0001193125-13-399482.

(5) Fifth Amendment to Participation Agreement; Included in Registration Statement on Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014 and incorporated by reference herein.

	(h)	Participation Agreement with T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc.; Filed as Exhibit 8(k) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131.

	(i)	Participation Agreement with Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Corporation; Filed as Exhibit 8(l) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

	(j)	Addendums to M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company; Filed in Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed via EDGAR on February 28, 2007, File No. 333-138906, Accession No. 0000892569-07-000175.

	(k)	Participation Agreement with Janus Aspen Series; Filed as Exhibit 8(k) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073 filed on December 14, 2012 and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(l)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Filed as Exhibit 8(l) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

	(m)	Administrative Services Agreement with Janus Distributors LLC; Filed as Exhibit 8(m) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

	(n)	Participation Agreement with Lazard Retirement Series, Inc.; Filed as Exhibit 8(n) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

(1) First Amendment to Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-153085, Accession No. 0001193125-14-147303 filed on April 17, 2014, and incorporated by reference herein.

	(o)	Servicing Agreement with Lazard Asset Management Securities LLC; Filed as Exhibit 8(o) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

(1) First Amendment to Servicing Agreement; Included in Registrant’s Form N-4, File No. 333-153085, Accession No. 0001193125-14-147303 filed on April 17, 2014, and incorporated by reference herein.

	(p)	Participation Agreement with Legg Mason Partners III; Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(q)	Service Agreement with Legg Mason Investor Services, LLC; Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

(1) First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

(2) Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

(3) Third Amendment to Service Agreement

	(r)	Participation Agreement with MFS Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278.

(2) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(s)	(1) Service Agreement with Massachusetts Financial Services Company; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690.

(2) Service Agreement with Massachusetts Financial Services Company; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(t)	Participation Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

	(u)	Service Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690.

(1) First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

(2) Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

	(v)	Participation Agreement with Franklin Templeton Variable Insurance Products Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690.

(2) Addendum to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278.

(3) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-153085, Accession No. 0001193125-14-147303 filed on April 17, 2014, and incorporated by reference herein.

(4) Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(w)	Administrative Services Agreement with Franklin Templeton Services, LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690.

(1) First Amendment to Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690.

(2) Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-12-503068 filed on December 14, 2012, and incorporated by reference herein.

(3) Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-12-503068 filed on December 14, 2012, and incorporated by reference herein.

(4) Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(x)	(1) Form of Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as Exhibit 8(y) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(2) Form of Second Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153085, Accession Number 0000950123-12-006375.

	(y)	Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement; Filed as Exhibit 8(z) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

	(z)	Form of Amendment to Fidelity Distributors Corporation Service Contract; Filed as Exhibit 8(aa) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

	(aa)	Distribution and Services Agreement (Amended and Restated) with GE Investment Distributors, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690.

	(bb)	Lord Abbett Series Fund, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804.

	(cc)	Lord Abbett Series Fund, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804.

	(dd)	Lord Abbett Series Fund, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804.

	(ee)	Royce Fund Services, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804.

	(ff)	Royce Fund Services, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804.

	(gg)	Participation Agreement with PIMCO Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278.

(2) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278.

	(hh)	Services Agreement with PIMCO LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278.

	(ii)	Selling Agreement with Allianz Global Investors Distributors LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278.

	(jj)	Form of American Century Investment Services, Inc. Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153085, Accession Number 0000950123-12-006375.

	(kk)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153085, Accession Number 0000950123-12-006375.

	(ll)	Form of AIM Variable Insurance Funds Participation Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136598, Accession Number 0000892569-08-001561.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153085, Accession Number 0000950123-12-006375.

	(mm)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136598, Accession Number 0000892569-08-001561.

	(nn)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136598, Accession Number 0000892569-08-001561.

	(oo)	Participation Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(pp)	Administrative Services Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386.

(1) First Amendment to Administrative Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(qq)	Distribution Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386.

(1) First Amendment to Distribution Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(rr)	Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386.

(1) First Amendment to Participation Agreement

	(ss)	Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386.

	(tt)	Form of BlackRock Distributors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4 File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4 File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(3) Third Amendment to Administrative Services Agreement; Included in Registration Statement on Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014 and incorporated by reference herein.

(4) Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(uu)	Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(vv)	Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131.

	(ww)	Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registration Statement on Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014 and incorporated by reference herein.

	(xx)	Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, LLC.; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(yy)	Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of PL&A as to legality of Policies being registered; Filed as part of the Registration Statement on Form N-6 via EDGAR on August 19, 2008, File No. 333-153085, Accession Number 0000892569-08-001161.

(12)	Inapplicable

(13)	Inapplicable

(14)	(a)	Consent of Registered Public Accounting Firm; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(b)	Consent of Independent Auditors; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

(15)	Inapplicable

(16)	Inapplicable

(17)

Memorandum describing Pacific Life and Annuity Company’s issuance, transfer and redemption procedures for the Policies pursuant to Rule 6e-3(T)(b)(12)(iii); Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

(18)	Powers of Attorney; Filed as part of Registration Statement on Form N-6 via EDGAR on April 17, 2014, File No. 333- 153085, Accession Number 0001193125-14-147303.

Item 27. Directors and Officers of Pacific Life & Annuity

Name and Address	Positions and Offices with Pacific Life & Annuity
James T. Morris	Director, Chairman and Chief Executive Officer
Khanh T. Tran	Director, President and Chief Investment Officer
Adrian S. Griggs	Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Jane M. Guon	Director, Vice President and Secretary
Richard J. Schindler	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Joseph W. Krum	Vice President and Treasurer
Brian D. Klemens	Vice President and Controller

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 28. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company (Pacific Life & Annuity) or Pacific Select Exec Separate Account of Pacific Life & Annuity.

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 29. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life & Annuity Company, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life & Annuity Company or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life & Annuity Company, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 30. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, COLI VI Separate Account, COLI X Separate Account, COLI XI Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 32. Management Services

Not applicable

Item 33. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of August 27, 2015.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

BY:	PACIFIC LIFE & ANNUITY COMPANY

BY:
James T. Morris*
Director, Chairman and Chief Executive Officer

BY:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

BY:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman and Chief Executive Officer	August 27, 2015

Khanh T. Tran*	Director, President and Chief Investment Officer	August 27, 2015

Adrian S. Griggs*	Executive Vice President and Chief Financial Officer	August 27, 2015

Sharon A. Cheever*	Director, Senior Vice President and General Counsel	August 27, 2015

Jane M. Guon*	Director, Vice President and Secretary	August 27, 2015

Richard J. Schindler*	Executive Vice President	August 27, 2015

Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	August 27, 2015

Joseph W. Krum*	Vice President and Treasurer	August 27, 2015

Brian D. Klemens*	Vice President and Controller	August 27, 2015

*By:	/s/ SHARON A. CHEEVER	August 27, 2015
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 9 of the Registration Statement as filed on Form N-6 for Pacific Select Exec Separate Account File No. 333-153085, Accession No. 0001193125-14-147303, filed on April 17, 2014, as Exhibit 18.)